UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     January 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Preferred Income Fund

1.31.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 13

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first month of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices. Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits. In the first month of 2005, the Dow Jones Industrial Average fell by 2.46% and the S&P 500 Index lost 2.44%, while the Nasdaq fell by 5.18%. Bonds were essentially flat in January.

The way the last 12 months have played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market -- and trying to act on them -- can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of January 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high level
of current income,
consistent with
preservation of capi-
tal, by investing in a
diversified portfolio
of securities that, in
the opinion of the
Adviser, may be
undervalued relative
to similar securities
in the marketplace.
Under normal
market conditions,
the Fund invests at
least 80% of its
assets in preferred
stocks and other
preferred securities.

Over the last six months

* Despite rising interest rates, preferred stocks posted good gains in response to strong demand, weak supply and hopes that dividend tax cuts would be made permanent.

* The Fund benefited from good security selection, but lagged the Lipper peer group average due to its focus on preferred stocks in a period when utility common stocks outperformed.

* High-quality, tax-advantaged preferred stocks and convertible securities aided performance.

[Bar chart with heading "John Hancock Preferred Income Fund." Under the heading is a note that reads "Fund performance for the six months ended January 31, 2005." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the Fund's 9.77% net asset value and the second bar represents the Fund's 9.05% market value. A note below the chart reads "The total return for the Fund includes all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results."]

Top 10 issuers

 2.9%   DPL Capital Trust II
 2.9%   Nexen, Inc.
 2.6%   Shaw Communications, Inc.
 2.5%   General Motors Corp.
 2.5%   Interstate Power & Light Co.
 2.3%   Public Storage, Inc.
 1.9%   ING Groep N.V.
 1.9%   FPC Capital I
 1.9%   Telephone & Data Systems, Inc.
 1.9%   KeySpan Corp.

As a percentage of net assets plus the value of preferred shares on January 31, 2005.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Preferred Income Fund

Preferred stocks -- which are the primary emphasis of John Hancock Preferred Income Fund -- posted strong gains during the six-month period that ended January 31, 2005. The period began with preferreds rebounding following a spring sell-off that was triggered by robust economic reports that fanned fears of higher inflation and interest rates. Because preferreds make fixed-income payments in the form of dividends, their prices, like bond prices, tend to move in the opposite direction of interest rates. The Federal Reserve Board did raise rates a quarter of a percentage point on four separate occasions during the period, but the bond and preferred markets staged a rebound that lasted until virtually the end of the period.

"Preferred stocks...posted
 strong gains during the
 six-month period that ended
 January 31, 2005."

That rally in the face of rising interest rates was based on investors' confidence that even though the Fed might continue to raise rates, those rate hikes would be small and measured given the potential for record high oil prices and higher interest rates themselves to dampen economic growth and inflationary pressures. Investors also viewed the re-election of President George Bush as a positive for tax advantaged preferred stocks. The president vowed to make permanent the tax cut provisions he and Congress enacted in 2003, including the provision that reduced the tax rate most individuals pay on many stock dividends. Finally, preferreds benefited from favorable supply and demand conditions. Supply dwindled as companies redeemed their higher-coupon preferred stock as a way of reducing their financing costs, and there wasn't much in the way of new issuance of preferred stocks. Meanwhile, demand for preferred stocks remained strong as investors continued to seek out the relatively high dividends and quality of many preferred stocks.

Performance

For the six months ended January 31, 2005, John Hancock Preferred Income Fund returned 9.77% at net asset value and

9.05% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the average income and preferred stock closed-end fund returned 11.37% at net asset value, according to Lipper, Inc. In the same six-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 24.23%, and the broader stock market as measured by the Standard & Poor's 500 Index returned 8.16%. The Fund's underperformance of its Lipper peer group average stems from its smaller stake in utility common stocks, which performed far better than preferred stocks during the period, but are not the focus of the Fund.

[Photos of Greg Phelps and Mark Maloney, flush right next to first paragraph.]

"...a number of our tax-advantaged
 preferred holdings were in heavy
 demand and turned in good gains
 during the period."

Tax-advantaged holdings top performers

Given expectations that the 2003 tax reform bill would be made permanent because of the re-election of President Bush and the larger Republican majority in both the House and Senate, a number of our tax-advantaged preferred holdings were in heavy demand and turned in good gains during the period. Two examples were our holdings ABN AMRO and Royal Bank of Scotland. On the flip side, our holdings in the bonds and preferred stock of Ford Motor Co. and General Motors proved disappointing during the period. Despite the rebound in the economy, overall U.S. car and light-truck sales were up less than 1% for the year through the end of November. At the same time, more brands and models are crowding in, causing intense competitive pressures and pressure on car prices.

Convertible securities post good gains

We also enjoyed good gains from some of our convertible preferred stock and bond holdings, which are securities that can be converted into common stocks or corporate bonds at the option of the holder. One standout was ONEOK, a diversified energy company involved in oil and gas production, natural gas processing, gathering, storage and transmission in the mid-continent areas of the United States. It benefited from a well-executed business strategy and its ability to pass on price increases in the wake of higher commodities prices. Another winner was Public Service Enterprise Group, due to its announced acquisition by Exelon in December. DTE Energy also performed well, partly because of its attractive dividend and partly due to the favorable resolution of a major utility rate case in its home state of Michigan.

[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Electric utilities 27%, the second is Multi-utilities & unregulated power 13%, the third is Gas utilities 9%, the fourth is Diversified banks 9% and the fifth is Other diversified financial services 7%.]

Oil and gas producers post strong results

Rising energy prices provided the fuel for improved profitability and higher prices for our holdings in oil and natural gas producers during the period. Among the best performers were our preferred stock holdings in Nexen, Inc., an independent global energy and chemicals company primarily engaged in the exploration, development, production and marketing of crude oil and gas. Another was Coastal Finance, a wholly owned subsidiary of El Paso Corp., which benefited from improved financial performance and the improving balance sheet of its parent company.

[Pie chart at middle of page with heading "Portfolio diversification1." The chart is divided into five sections (from top to right): Preferred stocks 85%, Capital preferred securities 8%, Common stocks 3%, Short-term investments 2% and Bonds 2%.]

A word about dividends

Issuers exercising their call provisions to benefit from falling interest rates last year caused the supply of preferred stocks to shrink, and virtually every week other issuers continued to announce additional calls of preferred stocks. From a technical standpoint, calls largely have been beneficial for the preferred stock market because they have reduced available supply. By the same token, however, the Fund has been forced to surrender to calls some of its higher-yielding preferred stock holdings and either reinvest the proceeds in securities that carried lower dividend yields or hold on to cash or equivalents. At the same time, rising short-term interest rates forced the cost of leverage higher. The resulting downward pressure on the Fund's dividend income, coupled with the rising cost of leverage, caused us to declare a new monthly dividend on February 10, 2004. The new dividend amount of $0.155 equates to an annualized yield of 7.24%, based on the Fund's closing market price as of February 9, 2005.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is ONEOK followed by an up arrow with the phrase "Well-executed business strategy plus price hikes." The second listing is Public Service Enterprise Group followed by an up arrow with the phrase "News that it will be acquired by Exelon boosts price." The third listing is Ford Motor Co. followed by a down arrow with the phrase "Sluggish sales and intense competition erode profitability."]

Outlook

In our view, the late 2004 decline in oil prices and reports of better economic data suggest that the Fed will continue on a measured path to raise short-term interest rates. Although the rate hikes that were enacted throughout the period haven't yet hurt the prices of preferred stocks, it's possible that potentially higher long-term interest rates could dampen their performance over the near term. Over the longer term, however, there are a couple of factors we believe will continue to work in favor of preferred stocks. Making permanent the recently reduced dividend tax rate and strong demand from an aging American population potentially more intent on shifting assets to high-quality income-producing securities should provide some support for the group even if long-term bond yields rise.

" Over the longer term, however,
  there are a couple of factors we
  believe will continue to work in favor
  of preferred stocks."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect its own opinions. As such they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on January 31, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
January 31, 2005
(unaudited)

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred securities and short-term investments. The bonds, capital preferred securities, common stocks and preferred securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Bonds 2.41%                                                                                               $16,026,614
(Cost $15,523,669)

Consumer Finance 0.31%                                                                                      2,036,140
Capital One Bank,
Sr Note                                               8.250%      06-15-05       BBB           $2,000       2,036,140

Electric Utilities 2.10%                                                                                   13,990,474
Black Hills Corp.,
Note                                                  6.500       05-15-13       BBB-           5,000       5,182,895
Entergy Gulf States, Inc.,
1st Mtg Bond                                          6.200       07-01-33       BBB            5,000       5,077,015
Midland Funding Corp. II,
Lease Oblig Bond, Ser A                              11.750       07-23-05       BB-            3,613       3,730,564

                                                                                 Credit     Par value
Issuer, description, maturity date                                               rating (A)     (000)           Value
Capital preferred securities 10.73%                                                                       $71,422,674
(Cost $62,695,710)

Diversified Banks 1.18%                                                                                     7,872,000
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                            A+            $7,500       7,872,000

Electric Utilities 4.10%                                                                                   27,270,383
DPL Capital Trust II, 8.125%, 09-01-31                                           B             24,000      27,270,383

Gas Utilities 3.37%                                                                                        22,408,745
KN Capital Trust I, 8.56%, Ser B, 04-15-27                                       BB+           11,500      13,163,625
KN Capital Trust III, 7.63%, 04-15-28                                            BB+            8,000       9,245,120

Integrated Telecommunication Services 0.98%                                                                 6,546,228
TCI Communications Financing Trust III, 9.65%, 03-31-27                          BB+            5,700       6,546,228

Regional Banks 1.10%                                                                                        7,325,318
Summit Capital Trust I, 8.40%, Ser B, 03-15-27                                   A-             6,500       7,325,318

See notes to
financial statements.


6


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Common stocks 4.64%                                                                                       $30,856,498
(Cost $28,486,815)

Electric Utilities 1.95%                                                                                   12,953,657
Alliant Energy Corp.                                                                          236,100       6,492,750
Progress Energy, Inc.                                                                          20,000         885,000
Scottish Power Plc, American Depositary Receipt (United Kingdom)                              175,343       5,575,907

Gas Utilities 1.54%                                                                                        10,279,200
Peoples Energy Corp.                                                                          240,000      10,279,200

Multi-Utilities & Unregulated Power 1.15%                                                                   7,623,641
Duke Energy Corp.                                                                              40,215       1,077,360
TECO Energy, Inc.                                                                             408,887       6,546,281

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred securities 120.71%                                                                             $803,252,612
(Cost $757,384,336)

Agricultural Products 1.79%                                                                                11,904,750
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                  BB+          143,000      11,904,750

Asset Management & Custody Banks 0.15%                                                                      1,013,600
BNY Capital V, 5.95%, Ser F                                                      A-            40,000       1,013,600

Automobile Manufacturers 3.70%                                                                             24,624,030
Ford Motor Co., 7.50%                                                            BBB-          50,000       1,294,500
General Motors Corp., 7.25%, Ser 04-15-41                                        BBB-         378,700       9,213,771
General Motors Corp., 7.25%, Ser 07-15-41                                        BBB-          89,000       2,164,480
General Motors Corp., 7.25%, Ser 02-15-52                                        BBB-         254,300       6,110,829
General Motors Corp., 7.375%, Ser 05-15-48                                       Baa2          90,000       2,182,500
General Motors Corp., 7.375%, Ser 10-01-51                                       BBB-         149,000       3,657,950

Broadcasting & Cable TV 3.75%                                                                              24,948,342
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 Ba3          328,418       8,243,292
Shaw Communications, Inc., 8.50% (Canada)                                        B+           655,100      16,705,050

Consumer Finance 4.43%                                                                                     29,481,683
Ford Motor Credit Co., 7.60%                                                     A3           315,600       8,177,196
Household Finance Corp., 6.00%                                                   A            214,200       5,412,834
Household Finance Corp., 6.875%                                                  A            399,800      10,670,662
SLM Corp., 6.00%                                                                 A            207,100       5,220,991

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Diversified Banks 11.35%                                                                                  $75,498,567
BAC Capital Trust IV, 5.875%                                                     A            181,150       4,521,504
Bank One Capital Trust V, 8.00%                                                  A-            20,500         534,230
Bank One Capital Trust VI, 7.20%                                                 A-            55,500       1,461,870
Comerica Capital Trust I, 7.60%                                                  BBB+         171,400       4,547,242
Fleet Capital Trust VII, 7.20%                                                   A            322,500       8,510,775
Fleet Capital Trust VIII, 7.20%                                                  A            464,750      12,343,760
Royal Bank of Scotland Group Plc,
5.75%, Ser L (United Kingdom)                                                    A            550,900      13,574,176
Santander Finance Preferred S.A.
Unipersonal, 6.41%, Ser 1 (Spain)                                                BBB+         225,000       5,816,250
USB Capital III, 7.75%                                                           A-           327,100       8,563,478
USB Capital IV, 7.35%                                                            A-           165,700       4,369,509
USB Capital V, 7.25%                                                             A-           103,599       2,754,697
Wachovia Preferred Funding Corp., 7.25%, Ser A                                   BBB+          69,000       1,964,430
Wells Fargo Capital Trust IV, 7.00%                                              A             91,100       2,415,972
Wells Fargo Capital Trust VI, 6.95%                                              A-            53,400       1,418,304
Wells Fargo Capital Trust VII, 5.85%                                             A            107,750       2,702,370

Electric Utilities 30.06%                                                                                 200,057,467
Ameren Corp., 9.75%, Conv                                                        BBB+         480,000      13,948,800
American Electric Power Co., Inc., 9.25%, Conv                                   BBB          200,000       9,690,000
Boston Edison Co., 4.78%                                                         BBB+          15,143       1,395,882
Cinergy Corp., 9.50%, Conv                                                       Baa2         230,000      14,329,000
Detroit Edison Co., 7.375%                                                       BB+          210,435       5,349,258
Detroit Edison Co., 7.54%                                                        BB+           74,600       1,902,300
Entergy Gulf States Capital I, 8.75%, Ser A                                      BB            70,400       1,843,072
Entergy Mississippi, Inc., 7.25%                                                 A-           346,000       9,307,400
FPC Capital I, 7.10%, Ser A                                                      BB+          708,391      17,978,964
FPL Group Capital Trust I, 5.875%                                                BBB+         468,300      11,749,647
FPL Group, Inc., 8.00%, Conv                                                     A-           120,000       7,356,000
Georgia Power Capital Trust VII, 5.875%                                          BBB+         233,400       5,774,316
Georgia Power Co., 6.00%, Ser R                                                  A            393,197       9,987,204
Great Plains Energy, Inc., 8.00%, Conv                                           BBB-         637,600      16,896,400
HECO Capital Trust III, 6.50%                                                    BBB-         375,400      10,135,800
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-         700,000      23,275,000
Monongahela Power Co., $7.73, Ser L                                              B-            45,000       4,455,000
Northern States Power Co., 8.00%                                                 BBB-         235,000       6,486,000
Pennsylvania Power Co., 7.75%                                                    BB            91,700       9,281,764
Southern Co. Capital Trust VI, 7.125%                                            BBB+          49,800       1,337,130
TXU Corp., 8.125%, Conv                                                          Ba1           79,800       4,795,980
Virginia Power Capital Trust, 7.375%                                             BBB-         476,250      12,782,550

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Gas Utilities 7.72%                                                                                       $51,339,834
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC-         231,500      11,647,344
KeySpan Corp., 8.75%, Conv                                                       A            335,000      17,520,500
SEMCO Capital Trust I, 10.25%                                                    B-           404,600      10,499,370
Southern Union Co., 5.75%, Conv                                                  Baa3          12,000         842,640
Southwest Gas Capital II, 7.70%                                                  BB           362,100       9,979,476
TransCanada Pipelines Ltd., 8.25% (Canada)                                       BBB           32,800         850,504

Hotels, Resorts & Cruise Lines 0.33%                                                                        2,186,361
Hilton Hotels Corp., 8.00%                                                       BBB-          83,100       2,186,361

Integrated Oil & Gas 0.44%                                                                                  2,912,328
Coastal Finance I, 8.375%                                                        CCC-         116,400       2,912,328

Integrated Telecommunication Services 3.34%                                                                22,212,715
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-           669,687      17,773,493
Verizon New England, Inc., 7.00%, Ser B                                          A2           166,450       4,439,222

Investment Banking & Brokerage 7.52%                                                                       50,056,799
Bear Stearns Capital Trust III, 7.80%                                            BBB           40,600       1,069,404
Bear Stearns Cos., Inc. (The), 5.72%,
Depositary Shares, Ser F                                                         BBB           20,000       1,050,000
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C                                                         BBB+         175,600       8,999,500
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-           257,300       6,944,527
Merrill Lynch Preferred Capital Trust IV, 7.12%                                  A-           203,552       5,512,188
Merrill Lynch Preferred Capital Trust V, 7.28%                                   A-           328,000       8,987,200
Morgan Stanley Capital Trust II, 7.25%                                           A-           240,200       6,298,044
Morgan Stanley Capital Trust III, 6.25%                                          A-            60,400       1,545,636
Morgan Stanley Capital Trust IV, 6.25%                                           A-            47,000       1,200,850
Morgan Stanley Capital Trust V, 5.75%                                            A1           347,000       8,449,450

Life & Health Insurance 1.63%                                                                              10,837,490
PLC Capital Trust IV, 7.25%                                                      BBB+         186,600       4,972,890
PLC Capital Trust V, 6.125%                                                      BBB+         236,000       5,864,600

Multi-Line Insurance 2.71%                                                                                 18,049,849
ING Groep N.V., 6.20% (Netherlands)                                              A-            64,193       1,640,131
ING Groep N.V., 7.05% (Netherlands)                                              A-           609,800      16,409,718

Multi-Utilities & Unregulated Power 17.64%                                                                117,402,719
Aquila, Inc., 7.875%                                                             B2           511,700      12,792,500
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                    Baa1          40,000       4,203,752
BGE Capital Trust II, 6.20%                                                      BBB-         623,825      15,976,158
Consumers Energy Co. Financing I, 8.36%                                          B             42,800       1,079,844

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Multi-Utilities & Unregulated Power (continued)
Consumers Energy Co. Financing II, 8.20%                                         B            136,200      $3,436,326
Consumers Energy Co. Financing IV, 9.00%                                         Ba2          117,600       3,123,456
Dominion CNG Capital Trust I, 7.80%                                              BBB-         253,476       6,701,905
DTE Energy Co., 8.75%, Conv                                                      BBB-         220,000       5,794,800
DTE Energy Trust I, 7.80%                                                        BB+          131,300       3,520,153
Energy East Capital Trust I, 8.25%                                               BBB-         447,200      11,806,080
Enterprise Capital Trust I, 7.44%, Ser A                                         BB+          392,200       9,930,504
Enterprise Capital Trust III, 7.25%, Ser C                                       BB+          210,600       5,328,180
ONEOK, Inc., 8.50%, Conv                                                         BBB+          31,000       1,062,990
PSEG Funding Trust II, 8.75%                                                     BB+          233,000       6,519,340
Public Service Electric & Gas Co., 4.18%, Ser B                                  BB+            7,900         633,975
Public Service Enterprise Group, Inc., Conv                                      BBB-         155,450      10,573,709
Puget Sound Energy Capital Trust II, 8.40%                                       BB           103,900       2,760,623
TECO Capital Trust I, 8.50%                                                      B            469,800      12,158,424

Oil & Gas Exploration & Production 4.06%                                                                   27,047,323
Nexen, Inc., 7.35% (Canada)                                                      BB+        1,008,100      27,047,323

Other Diversified Financial Services 10.57%                                                                70,335,334
ABN AMRO Capital Funding Trust V, 5.90%                                          A            626,100      15,477,192
ABN AMRO Capital Funding Trust VII, 6.08%                                        A            328,000       8,265,600
Citigroup Capital VII, 7.125%                                                    A             98,700       2,614,563
Citigroup Capital VIII, 6.95%                                                    A            214,600       5,650,418
Citigroup Capital IX, 6.00%                                                      A            217,000       5,498,780
Citigroup Capital X, 6.10%                                                       A            100,000       2,577,000
General Electric Capital Corp., 5.875%                                           AAA          151,500       3,878,400
General Electric Capital Corp., 6.10%                                            AAA           51,210       1,343,750
J.P. Morgan Chase Capital IX, 7.50%, Ser I                                       A-            61,000       1,603,080
J.P. Morgan Chase Capital X, 7.00%, Ser J                                        A1           607,100      16,221,712
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                      A-           289,700       7,204,839

Real Estate Investment Trusts 5.86%                                                                        39,009,841
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                               BBB          110,000       2,768,700
Duke Realty Corp., 6.625%,
Depositary Shares, Ser J                                                         BBB           59,925       1,552,435
Duke Realty Corp., 7.99%, Depositary Shares, Ser B                               BBB          251,830      13,150,260
Public Storage, Inc., 6.45%,
Depositary Shares, Ser X                                                         BBB+          25,000         629,250
Public Storage, Inc., 6.50%,
Depositary Shares, Ser W                                                         BBB+         100,000       2,537,000
Public Storage, Inc., 7.50%,
Depositary Shares, Ser V                                                         BBB+         497,643      13,292,045

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Real Estate Investment Trusts (continued)
Public Storage, Inc., 8.00%,
Depositary Shares, Ser R                                                         BBB+         157,965      $4,175,015
Public Storage, Inc., 8.60%,
Depositary Shares, Ser Q                                                         BBB+          34,600         905,136

Regional Banks 0.51%                                                                                        3,375,518
National Commerce Capital Trust II, 7.70%                                        A-            80,300       2,148,828
Regions Financing Trust I, 8.00%                                                 BBB+          46,856       1,226,690

Reinsurance 0.57%                                                                                           3,792,287
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                              BBB+         153,100       3,792,287

Thrifts & Mortgage Finance 1.73%                                                                           11,538,239
Abbey National Plc, 7.25% (United Kingdom)                                       A-            73,580       1,930,739
Abbey National Plc, 7.375% (United Kingdom)                                      A-           350,000       9,607,500

Wireless Telecommunication Services 0.85%                                                                   5,627,536
United States Cellular, 7.50%                                                    A-           205,760       5,627,536


                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Short-term investments 2.82%                                                                              $18,800,000
(Cost $18,800,000)

Government U.S. Agency 2.82%                                                                               18,800,000
Federal National Mortgage Assn.,
Disc Note                                              2.41%      02-01-05       AAA          $18,800      18,800,000

Total investments 141.31%                                                                                $940,358,398

Other assets and liabilities, net 0.77%                                                                    $5,112,306

Fund preferred shares, at value (42.08%)                                                                ($280,035,665)

Total net assets 100.00%                                                                                 $665,435,039


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,904,750 or 1.79% of the Fund's net assets as of January 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

January 31, 2005
(unaudited)

This table shows the
percentages of the
Fund's investments
as aggregated by
various industries.

Industry distribution         Value as a percentage of Fund's total investments
-------------------------------------------------------------------------------
Agricultural products                                                     1.27%
Asset management & custody banks                                          0.11
Automobile manufacturers                                                  2.62
Broadcasting & cable TV                                                   2.65
Consumer finance                                                          3.35
Diversified banks                                                         8.87
Electric utilities                                                       27.04
Gas utilities                                                             8.94
Hotels, resorts & cruise lines                                            0.23
Integrated oil & gas                                                      0.31
Integrated telecommunication services                                     3.06
Investment banking & brokerage                                            5.32
Life & health insurance                                                   1.15
Multi-line insurance                                                      1.92
Multi-utilities & unregulated power                                      13.29
Oil & gas exploration & production                                        2.87
Other diversified financial services                                      7.48
Real estate investment trusts                                             4.15
Regional banks                                                            1.14
Reinsurance                                                               0.40
Thrifts & mortgage finance                                                1.23
Wireless telecommunication services                                       0.60
Short-term investments                                                    2.00
Total investments                                                       100.00%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

January 31, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $882,890,530)                         $940,358,398
Cash                                                                   44,291
Cash segregated for futures contracts                                 595,000
Dividends and interest receivable                                   3,486,671
Unrealized appreciation of swap contracts                           2,857,826
Other assets                                                           70,520

Total assets                                                      947,412,706

Liabilities
Payable for investments purchased                                   1,740,050
Payable for futures variation margin                                   10,941
Payable for swap contracts                                              3,408
Payable to affiliates
Management fees                                                        42,675
Other                                                                  20,019
Other payables and accrued expenses                                   124,909

Total liabilities                                                   1,942,002

Auction Preferred Shares (APS), at value, unlimited
number of shares of beneficial interest authorized
with no par value, 11,200 shares issued, liquidation
preference of $25,000 per share                                   280,035,665

Net assets
Common shares capital paid-in                                     610,315,444
Accumulated net realized loss on investments, financial
futures contracts and swap contracts                               (3,917,249)
Net unrealized appreciation of investments, financial
futures contracts and swap contracts                               60,126,650
Distributions in excess of net investment income                   (1,089,806)

Net assets applicable to common shares                           $665,435,039

Net asset value per common share
Based on 25,732,207 shares of beneficial interest
outstanding -- unlimited number of shares authorized
with no par value                                                      $25.86

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
January 31, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Dividends                                                         $28,556,440
Interest                                                            4,226,911

Total investment income                                            32,783,351

Expenses
Investment management fees                                          3,527,535
APS auction fees                                                      370,285
Accounting and legal services fees                                    117,585
Custodian fees                                                         75,016
Miscellaneous                                                          68,180
Printing                                                               48,467
Professional fees                                                      25,107
Trustees' fees                                                         22,929
Transfer agent fees                                                    15,585
Registration and filing fees                                           12,008

Total expenses                                                      4,282,697
Less expense reductions                                              (940,676)

Net expenses                                                        3,342,021

Net investment income                                              29,441,330

Realized and unrealized gain (loss)

Net realized loss on
Investments                                                          (392,269)
Financial futures contracts                                        (4,516,706)
Swap contracts                                                       (208,800)

Change in net unrealized appreciation (depreciation) of
Investments                                                        37,210,638
Financial futures contracts                                         1,977,690
Swap contracts                                                       (356,310)

Net realized and unrealized gain                                   33,714,243
Distributions to APS                                               (2,682,575)

Increase in net assets from operations                            $60,472,998

1 Semiannual period from 8-1-04 through 1-31-05.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                        7-31-04       1-31-05 1
Increase (decrease) in net assets
From operations

Net investment income                               $59,424,887   $29,441,330
Net realized gain (loss)                              4,048,361    (5,117,775)
Change in net unrealized
appreciation (depreciation)                         (10,678,971)   38,832,018
Distributions to APS                                 (3,385,544)   (2,682,575)

Increase in net assets
resulting from operations                            49,408,733    60,472,998

Distributions to common shareholders

From net investment income                          (55,502,223)  (27,786,212)
From net realized gain                               (8,472,279)           --
                                                    (63,974,502)  (27,786,212)
From Fund share transactions                          1,606,114       215,062

Net assets
Beginning of period                                 645,492,846   632,533,191

End of period 2                                    $632,533,191  $665,435,039

1 Semiannual period from 8-1-04 through 1-31-05. Unaudited.

2 Includes distributions in excess of net investment income of $62,349 and $1,089,806, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                                7-31-03 1     7-31-04       1-31-05 2
Per share operating performance
Net asset value, beginning of period                         $23.88 3      $25.15        $24.59
Net investment income 4                                        2.02          2.31          1.15
Net realized and unrealized
gain (loss) on investments                                     1.32         (0.25)         1.30
Distributions to APS                                          (0.12)        (0.13)        (0.10)
Total from investment operations                               3.22          1.93          2.35
Less distributions to common shareholders
From net investment income                                    (1.80)        (2.16)        (1.08)
From net realized gain                                           --         (0.33)           --
                                                              (1.80)        (2.49)        (1.08)
Capital charges
Offering costs related to common shares                       (0.02)           --            --
Offering costs and underwriting discounts related to APS      (0.13)           --            --
                                                              (0.15)           --            --
Net asset value, end of period                               $25.15        $24.59        $25.86
Per share market value, end of period                        $24.32        $24.14        $25.22
Total return at market value 5,6 (%)                           4.78 7,8      9.65          9.05 7

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                                    $645          $633          $665
Ratio of expenses
to average net assets 9 (%)                                    1.00 10       1.02          1.02 10
Ratio of adjusted expenses
to average net assets 11 (%)                                   1.28 10       1.31          1.30 10
Ratio of net investment income
to average net assets 12 (%)                                   9.11 10       9.21          8.94 10
Portfolio turnover (%)                                           20            21             8

Senior securities
Total value of APS outstanding (in millions)                   $280          $280          $280
Involuntary liquidation preference
per unit (in thousands)                                         $25           $25           $25
Average market value per unit (in thousands)                    $25           $25           $25
Asset coverage per unit 13                                  $83,686       $79,892       $83,305


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

  1 Inception period from 8-27-02 through 7-31-03.

  2 Semiannual period from 8-1-04 through 1-31-05. Unaudited.

  3 Reflects the deduction of a $1.125 per share sales load.

  4 Based on the average of the shares outstanding.

  5 Assumes dividend reinvestment.

  6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

  7 Not annualized.

  8 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

  9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.72%, 0.71% and 0.71%.

 10 Annualized.

 11 Ratios calculated on the basis of expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized adjusted ratios of expenses would have been 0.92%, 0.91% and 0.91%.

 12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.59%, 6.43% and 6.26%.

 13 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.


See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Preferred Income Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this
"mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On January 31, 2005, the Fund had deposited $595,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on January 31, 2005:

                            NUMBER OF                         APPRECIATION
OPEN CONTRACTS              CONTRACTS  POSITION  EXPIRATION  (DEPRECIATION)
---------------------------------------------------------------------------
U.S. 10-year Treasury Note  350        Short     March 05           $5,751
U.S. 10-year Treasury Note  350        Short     March 05         (204,795)
---------------------------------------------------------------------------
                                                                 ($199,044)

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on January
31, 2005:

                        RATE TYPE
               -------------------------
                                PAYMENTS
NOTIONAL       PAYMENTS MADE    RECEIVED         TERMINATION
AMOUNT         BY FUND          BY FUND          DATE          APPRECIATION
---------------------------------------------------------------------------
$70,000,000    2.56%(a)         3-month LIBOR    June 08         $2,857,826
---------------------------------------------------------------------------
(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions from net investment income and net realized gains on the ex-dividend date. During the year ended July 31, 2004, the tax character of distributions paid was as follows: ordinary income $66,135,011 and long-term capital gains $1,225,035. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year, and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fee amounted to $940,676 for the period ended January 31, 2005. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $117,585. The Fund also paid the Adviser the amount of $6 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

Common shares

This listing illustrates the Fund's distributions reinvested, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.



                                  Year ended 7-31-04          Period ended 1-31-05 1
                              Shares          Amount        Shares          Amount
Beginning of period       25,661,053    $608,692,402    25,723,740    $610,100,382
Distributions reinvested      62,687       1,606,114         8,467         215,062
Reclassification of
capital accounts                  --        (198,134)           --              --
Net increase              25,723,740    $610,100,382    25,732,207    $610,315,444

1 Semiannual period from 8-1-04 through 1-31-05. Unaudited.



Auction preferred shares

The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of Series M, 2,240 shares of Series T, 2,240 shares of series W, 2,240 shares of Series TH and 2,240 shares of Series F) (collectively, the "APS") on October 23, 2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003. Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund's capital paid-in during the period ended July 31, 2003.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction (except for Series W, which reset its rate on October 22, 2004, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on APS ranged from 1.30% to 2.67% during the period ended January 31, 2005. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS, as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2005, aggregated $95,656,214 and $68,494,759, respectively.

The cost of investments owned on January 31, 2005, including short-term investments, for federal income tax purposes was $882,959,068.

Gross unrealized appreciation and depreciation of investments aggregated $61,894,677 and $4,495,347, respectively, resulting in net unrealized appreciation of $57,399,330. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

Investment
objective
and policy

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities, which are rated investment-grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets, including the liquidation preference of APS, plus borrowing for investment purposes.

By-laws

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred shares section of the Fund's by-laws was changed to update the rating agency requirements in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services               If your shares are held with a
85 Challenger Road                     brokerage firm, you should
Overpeck Centre                        contact that firm, bank or
Ridgefield Park, NJ 07660              other nominee for assistance.
Telephone 1-800-852-0218

Shareholder meeting

On March 7, 2005, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 25,253,004 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
---------------------------------------------------------
James F. Carlin               25,032,509          209,465
Richard P. Chapman Jr.        25,022,738          219,236
William H. Cunningham         25,008,464          233,510
James A. Shepherdson          25,032,772          209,202

The preferred shareholders elected Patti McGill Peterson as a Trustee of the Fund until her successor is duly elected and qualified, with the votes tabulated as follows: 11,025 FOR, 0 AGAINST and 5 ABSTAINING.

The common and preferred shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending July 31, 2005, with the votes tabulated as follows:
25,040,976 FOR, 88,122 AGAINST and 123,906 ABSTAINING.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for DARTS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol

Listed New York
Stock Exchange:
HPI

For shareholder assistance
refer to page 24


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives        1-800-852-0218
          Portfolio commentary                    1-800-344-7054
          24-hour automated information           1-800-843-0090
          TDD line  1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P80SA  1/05
       3/05

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005